Annual Total Returns - Franklin Corefolio Allocation Fund [BarChart] - FAS2 Franklin Corefolio Allocation Fund-01 - Franklin Corefolio Allocation Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.90%)
Annual Return 2012	14.80%
Annual Return 2013	31.01%
Annual Return 2014	6.48%
Annual Return 2015	(1.20%)
Annual Return 2016	7.64%
Annual Return 2017	20.07%
Annual Return 2018	(7.10%)
Annual Return 2019	25.79%
Annual Return 2020	18.28%